KEY MANAGEMENT PERSONNEL COMPENSATION	9 Months Ended
Mar. 31, 2025
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

16.   KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management personnel, including social contributions and other benefits, were as follows for the period ended March 31, 2025, and 2024.

	03/31/2025	03/31/2024
Salaries, social security and other benefits	1,979,370	1,472,483
Share-based incentives	480,450	2,952,993
Total	2,459,820	4,425,476